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November 2, 2018	Nathan D. Briggs T: 1 202 626 3909 F: 1 202 383 9308 nathan.briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	PIMCO Flexible Municipal Income Fund

(File Nos. 333-221829, 811-23314)

Ladies and Gentleman:

On behalf of PIMCO Flexible Municipal Income Fund (the “Fund”), a Massachusetts business trust, we are filing today, pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended, by electronic submission via EDGAR, Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Post-Effective Amendment”). The Post-Effective Amendment is being filed solely for the purpose of registering a new class of Common Shares of the Fund – Class A-1 Shares and does not supersede or amend any disclosure to the Fund’s Registration Statement relating to any other shares of the Registrant.

Other than disclosure regarding the new Class A-1 Shares, the Prospectus and the Statement of Additional Information for the new share class are substantially similar to disclosure in the Fund’s Registration Statement that was declared effective on July 19, 2018. Accordingly, on behalf of the Fund, we request that the Post-Effective Amendment be given limited or no review by the staff of the Securities and Exchange Commission (the “Commission”).

Pursuant to the provisions of Rule 486(a) under the Securities Act, this Post-Effective Amendment will become effective sixty days after filing. However, in accordance with Rule 486(a), the Fund currently intends to request in a separate correspondence that the Staff of the Commission accelerate the effectiveness of the Post-Effective Amendment to an earlier date.

Please direct any questions or comments regarding this filing to me at (202) 626-3909, or in my absence, to David Sullivan at (617) 951-7362. Thank you for your attention in this matter.

Sincerely,

/s/ Nathan D. Briggs

Nathan D. Briggs

cc:	Joshua D. Ratner, Esq.

    Wu-Kwan Kit, Esq.

    David C. Sullivan, Esq.